Insurance liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Insurance liabilities [Abstract]
Policy reserve	₩ 52,086,132	₩ 26,211,044
Policyholder's equity adjustment	77,285	7,838
Total Insurance liabilities	₩ 52,163,417	₩ 26,218,882